Expense Example - PGIM JENNISON DIVERSIFIED GROWTH FUND	Sep. 29, 2020 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 667
Expense Example, with Redemption, 3 Years	926
Expense Example, with Redemption, 5 Years	1,204
Expense Example, with Redemption, 10 Years	1,995
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	307
Expense Example, with Redemption, 3 Years	640
Expense Example, with Redemption, 5 Years	1,098
Expense Example, with Redemption, 10 Years	2,369
Class R6
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	4,100
Expense Example, with Redemption, 5 Years	6,769
Expense Example, with Redemption, 10 Years	10,180
Class Z
Expense Example:
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	348
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,374